Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net
6.	Property and equipment, net

Property and equipment consists of the following:

	As of December 31,
	2023	2024
	USD	USD
Cost:
Office equipment and furniture	$377,032	$366,733
Transportation vehicles	55,735	54,212
Total cost	$432,767	$420,945
Less: Accumulated depreciation	(368,295)	(370,062)
Property and equipment, net	$64,472	$50,883

Depreciation expense was $11,999 and $11,984 for the years ended December 31, 2024 and December 31, 2023, respectively.